TAXES ON INCOME (TAX BENEFIT) (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets, net consist of the following significant items:

	DECEMBER 31,
	2013	2012

Net operating loss carry forwards of non-Israeli subsidiaries	$7,249	$7,360
Net operating loss carry forwards In Israel*	768	-
R&D cost temporary differences	991	984
Other timing differences	2,016	1,628
Deferred liability due to future dividend from 2012 Approved Enterprise	-	(735)
Deferred tax assets before valuation allowance	11,024	9,237
Valuation allowance	(7,264)	(7,787)
Deferred tax assets, net of allowance	$3,760	$1,450
* Based on 16% tax rate for 2014

Schedule Of Current Deferred Tax Assets and Liabilities [Table Text Block]
Presentation in balance sheets:
	DECEMBER 31,
	2013	2012

Current deferred tax asset, net	$1,740	$220
Non-current deferred tax asset, net	2,060	1,230
Non-current deferred tax liability, net	(40)	-
	$3,760	$1,450

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	Israel and International components of income profit before taxes
	YEAR ENDED DECEMBER 31,
	2013	2012	2011

Israel	$(10,274)	$4,482	$13,330
International	5,190	3,175	1,342
	$(5,084)	$7,657	$14,672

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income taxes included in the statement of operations

	YEAR ENDED DECEMBER 31,
	2013	2012	2011

Current taxes	$642	$709	$1,152
Tax payment for previous years retained earnings (*)	744	-	-
Deferred taxes	(2,310)	(540)	1,310
	$(924)	$169	$2,462
(*) See Note 14.A above

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and other jurisdictions and the actual tax expense in the statement of operations, is as follows:

	YEAR ENDED DECEMBER 31,
	2013	2012	2011

Net (loss) income before taxes	$(5,084)	$7,657	$14,672

Average Statutory tax rates	22%	28%	27%

Theoretical tax	(1,118)	2,144	3,961

Change in taxes resulting from effect of “privileged enterprise” status	2,569	(1,120)	(3,266)
Non-deductible expenses	577	1,235	(641)
Change in valuation allowance and deferred taxes	(2,887)	(1,775)	1,951
Other	(65)	(315)	457
	194	(1,975)	(1,499)

Actual tax (benefit) expense	$(924)	$169	$2,462